Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 1,306,013.1		₨ 1,313,737.1	$ 15,287.5
Maximum amount outstanding	1,790,800.5	$ 20,962.2	2,415,549.7
Average amount outstanding	₨ 1,360,759.8	$ 15,928.4	₨ 1,416,168.6
Weighted average interest rate	6.70%		6.90%	6.70%
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	₨ 9,763.7		₨ 50,356.7	$ 114.3
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	1,080,206.2		1,028,262.6	12,644.3
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	216,043.2		200,685.2	2,528.9
Bills rediscounted
Short-term Debt [Line Items]
Short-term borrowings	₨ 0.0		₨ 34,432.6	$ 0.0